Financial instruments and risk management - Risk classification of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
Expected credit losses	R$ 205,080	R$ 208,091	R$ 97,934
Trade accounts receivable
Disclosure of internal credit grades [line items]
Expected credit losses	R$ 86,268	R$ 131,548	R$ 30,300